Goodwill	9 Months Ended
Sep. 30, 2011
Goodwill

(10) Goodwill

Changes in the balance of the goodwill account from January 1, 2009 to December 31, 2010 were as follows:

	Fiscal Year Ended
	December 31, 2010	December 31, 2009
Balance at beginning of year	$1,271,032	$1,226,014
Impact of foreign currency fluctuations	(7,601)	45,018

Balance at end of year	1,263,431	1,271,032

The Company had no accumulated impairment losses at December 31, 2010 and 2009.